Note 18 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Segment Reporting [Table Text Block]
	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Net revenue	47,591,924	61,083,227	52,264,141
Voyage expenses, net	(3,993,031)	(6,057,692)	(5,676,737)
Vessel operating expenses	(20,758,708)	(25,667,279)	(24,955,537)
Dry-docking expenses	(3,404,323)	(8,549,609)	(2,807,068)
Related party management fees	(3,281,361)	(4,209,166)	(4,413,766)
General and administrative expenses	(3,459,943)	(3,271,195)	(3,171,053)
Interest and other financing costs	(6,486,814)	(7,956,478)	(6,880,973)
Other segment items (1)	(9,490,716)	(18,889,052)	(8,147,863)
Net loss	(3,282,972)	(13,517,244)	(3,788,856)